Accrued Expenses	6 Months Ended
Jun. 30, 2021
Humacyte, Inc.
Accrued Expenses

4. Accrued Expenses

Accrued expenses consisted of the following:

	As of December 31,		As of June 30,
($ in thousands)	2019	2020	2021
			(Unaudited)
Accrued external research, development and manufacturing costs	$3,872	$2,615	$1,626
Accrued employee compensation and benefits	1,260	1,009	3,944
Accrued professional fees	868	968	3,082
Total	$6,000	$4,592	$8,652